Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets and Liabilities
Other assets and liabilities as of December 31, 2024 and December 31, 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Other assets
Advance payments	₩ 217,679	177,929
Prepaid expenses	170,544	262,230
Contract cost	1,738,164	2,099,088
Contract assets	800,806	1,026,260
Others	18,929	20,431
Less: Non-current	(843,991)	(1,017,830)
Current	₩ 2,102,131	2,568,108
Other liabilities
Advances received	₩ 1,303,288	532,973
Withholdings	154,355	140,817
Unearned revenue	38,327	42,197
Lease liabilities	1,059,453	1,423,206
Contract liabilities	273,320	239,738
Others	31,203	57,793
Less: Non-current	(782,520)	(1,108,141)
Current	₩ 2,077,426	1,328,583